RBC BlueBay Strategic Income Fund Investment Strategy - RBC BlueBay Strategic Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments and their agencies. The Fund is actively managed and is not managed to an index and may invest in securities of any maturity. The Fund will invest primarily in US domestic investment grade bonds, but will be allowed to invest flexibly across sectors, including non-investment grade and non-US securities, including securities of issuers within the European Union and issuers economically tied to emerging market countries. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 30% of its net assets in securities that are non-investment grade (high yield/junk bond). In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use exchange-traded options, bond futures, interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities) and currency futures for portfolio positioning and risk management purposes. The Fund’s exposure to derivatives will vary.The Adviser is primarily responsible for managing the Fund’s assets. The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the Fund’s investment objective. The Adviser uses detailed credit analysis to identify investment opportunities while simultaneously seeking to minimize principal losses. The Adviser incorporates material environmental, social and governance (ESG) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser.The Adviser applies exclusions as part of its investment process in managing the Fund. is the exclusions apply a defined set of criteria (which may be product or conduct based), as determined by the Adviser, to exclude certain issuers from the investment universe, as applicable. Exclusion criteria may be based on factors including, but not limited to, certain revenue thresholds from business activities or conduct-based assessments from third-party providers. The exclusion criteria applied by the Adviser exclude companies involved in: • Incidents misaligned with the UN Global Compact Principles; • The production of controversial weapons; • The production of nuclear weapons; • The production of tobacco; • The mining of, or power generation from, thermal coal mining.